Right of use assets and lease debt - Schedule of detailed information about right-of-use assets and lease liabilities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	$ 118,003,223
As of January 1	118,003,223		$ 120,078,302
Additions and release	7,569,964		8,015,051
Business Combinations			9,668,507
Modifications	6,572,362		9,492,280
Depreciation	(28,371,085)		(23,593,566)
Translation adjustment	(1,797,620)		(5,657,351)
Balance at December 31	101,976,844	$ 5,112	118,003,223
Interest expense	9,134,288		7,940,240
Payments	(29,623,565)	$ (1,485)	(26,765,075)
Balance at December 31	109,327,241
Towers and sites [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	96,102,449		94,252,098
Additions and release	5,745,869		6,364,508
Business Combinations			9,668,507
Modifications	8,559,335		7,474,469
Depreciation	(22,064,413)		(17,286,497)
Translation adjustment	(3,124,365)		(4,370,636)
Balance at December 31	85,218,875		96,102,449
Property [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	17,439,370		21,075,884
Additions and release	309,576		921,542
Modifications	(3,035,831)		1,288,974
Depreciation	(3,440,428)		(4,941,222)
Translation adjustment	932,748		(905,808)
Balance at December 31	12,205,435		17,439,370
Office equipment [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	4,461,404		4,750,320
Additions and release	1,514,519		729,001
Modifications	1,048,858		728,837
Depreciation	(2,866,244)		(1,365,847)
Translation adjustment	393,997		(380,907)
Balance at December 31	4,552,534		4,461,404
Liability related to right-of-use of assets [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	120,596,733		119,387,660
Additions and release	4,833,959		7,437,621
Business Combinations			10,810,111
Modifications	7,769,326		8,363,045
Interest expense	9,134,288		7,940,240
Payments	(29,623,565)		(26,765,075)
Translation adjustment	(3,383,500)		(6,576,869)
Balance at December 31	$ 109,327,241		$ 120,596,733